ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
User traffic direction fees	¥ 269,446		¥ 472,269
Payable to financial institution partners	475,203		422,423
Accrued payroll and welfare	402,647		409,216
Payable for third-party service fee	298,019		298,411
Payable to shareholder of non-controlling interests	221,323		296,617
Dividend payable	177,518		276,991
Lease liability	30,704		25,779
Others	129,691		56,623
Total	¥ 2,004,551	$ 290,633	¥ 2,258,329